Form N-1A Cover	Jul. 01, 2024
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	PACIFIC SELECT FUND
Entity Central Index Key	0000813900
Entity Investment Company Type	N-1A
Document Period End Date	Jul. 01, 2024
Prospectus Date	May 01, 2024
Supplement to Prospectus [Text Block]

SUPPLEMENT DATED JULY 1, 2024

TO THE PACIFIC SELECT FUND PROSPECTUS DATED MAY 1, 2024

FOR CLASS D, CLASS I and CLASS P SHARES

This supplement revises the Pacific Select Fund Prospectus dated May 1, 2024 for Class D, Class I and Class P Shares (the “Prospectus”), as supplemented, and must be preceded or accompanied by the Prospectus. The changes within this supplement are currently in effect unless otherwise noted. Remember to review the Prospectus for other important information. Capitalized terms not defined herein are as defined in the Prospectus.

Mid-Cap Equity Portfolio – At a meeting held on June 26, 2024, the Board of Trustees of Pacific Select Fund (the “Trust”), including a majority of the Independent Trustees, approved Fidelity Diversifying Solutions LLC (“FDS”) to serve as sub-adviser to the Mid-Cap Equity Portfolio effective November 1, 2024, replacing BlackRock Investment Management, LLC. In addition, the Board approved a name change for the Fund to the Mid-Cap Plus Bond Alpha Portfolio. As a result, effective November 1, 2024, all references to “Mid-Cap Equity Portfolio” will be replaced with “Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio).” The Board also approved a reduction to the management fee for this Fund along with a change to the management fee waiver for the Fund effective with the approval of FDS.

In connection with these changes, certain principal investment strategies of the Fund will change as described below. In order to facilitate these changes, a portion of the holdings of the Fund may be sold and new investments purchased in accordance with recommendations by FDS and Pacific Life Fund Advisors LLC (“PLFA”), the investment adviser to the Fund. PLFA may begin this transitioning prior to November 1, 2024 utilizing the principal investment strategies described below.

Disclosure Changes to the Fund Summaries section

Mid-Cap Plus Bond Alpha Portfolio (formerly Mid-Cap Equity Portfolio) – Effective November 1, 2024, the following changes will be made: